Principal Changes in Scope of Consolidation in the Period and Amendments to Principal Agreements	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about business combination [abstract]
Principal Changes in Scope of Consolidation in the Period and Amendments to Principal Agreements

B.1. PRINCIPAL CHANGES IN SCOPE OF CONSOLIDATION IN THE PERIOD
Acquisition of Inhibrx, Inc.
On May 30, 2024, Sanofi completed the acquisition of Inhibrx, Inc (“Inhibrx”), adding SAR447537 (formerly INBRX-101) to Sanofi’s rare disease pipeline. SAR447537 is a human recombinant protein that holds the promise of allowing alpha-1 antitrypsin deficiency (AATD) patients to achieve normalization of serum AAT levels with less frequent (monthly vs. weekly) dosing. AATD is an inherited rare disease characterized by low levels of AAT protein, predominantly affecting the lungs with progressive tissue deterioration. SAR447537 may help to reduce inflammation and prevent further deterioration of lung function in affected individuals.
The transaction did not meet the criteria for a business combination under IFRS 3, and consequently was accounted for as an acquisition of a group of assets.
The acquisition price was $2,035 million. Of that amount (plus acquisition-related costs), $1,908 million was allocated to in-process development in respect of SAR447537, and recognized within Other intangible assets in accordance with IAS 38. The difference between that amount and the acquisition price corresponds to the other assets acquired and liabilities assumed in the transaction.
In addition, Sanofi awarded the former shareholders of Inhibrx an unquoted, non-negotiable Contingent Value Right (CVR) certificate that entitles them to a deferred cash payment of $5.00 per Inhibrx share, subject to attainment of a regulatory milestone before June 30, 2027. The nominal value of that commitment is $300 million.
The impact of this acquisition, as reflected within the line item Acquisitions of consolidated undertakings and investments accounted for using the equity method in the consolidated statement of cash flows, is a net cash outflow of $2,035 million.